Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Appian Corporation (together with its subsidiaries, “Appian,” the “Company,” “we” or “our”) provides a leading low-code software development platform that enables organizations to rapidly develop powerful and unique applications. The applications created on our platform help companies drive digital transformation and competitive differentiation. We were incorporated in the state of Delaware in August 1999. We are headquartered in Reston, Virginia and have offices in Canada, Switzerland, the United Kingdom, France, Germany, the Netherlands, Italy, and Australia.

1.    Organization and Description of Business

Appian Corporation (together with its subsidiaries, “Appian,” the “Company,” “we” or “our”) provides a leading low-code software development platform that enables organizations to rapidly develop powerful and unique applications. The applications created on our platform help companies drive digital transformation and competitive differentiation. We were incorporated in the state of Delaware in August 1999. We are headquartered in Reston, Virginia and have offices in Canada, Switzerland, the United Kingdom, France, Germany, the Netherlands, Italy, and Australia.